UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Brandon Fradd
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number: 028-13269

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Phone:         212-741-1092


Signature, Place, and Date of Signing:

/s/ Brandon Fradd                New York, NY                     1/5/09
------------------------------------------------------------------------------
   [Signature]                    [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                           TITLE OF       CUSIP       VALUE     SHARES   SH/ PUT/ INVSTMT OTHER               VOTING AUTHORITY
NAME OF ISSUER             CLASS                    (x$1000)    PRN  AMT PRN CALL DSCRETN MANAGERS         SOLE    SHARED    NONE
------------------------------------------------------------------------------------------ --------------------------------------
ATHEROGENICS INC           COM            047439104    1,716    131,528   SH      SOLE      N/A         131,528
AVANIR PHARMACEUTICALS     CL A NEW       05348P401    2,952    431,619   SH      SOLE      N/A         431,619
BIOTECH HOLDERS TR         DEPOSTRY RCPTS 09067D201    3,638     20,614   SH      SOLE      N/A          20,614
COLEY PHARMACEUTICAL GROUP COM            19388P106    2,541    219,967   SH      SOLE      N/A         219,967
CV THERAPEUTICS INC        COM            126667104      711     50,900   SH      SOLE      N/A          50,900
CV THERAPEUTICS INC        COM            126667104      731     52,300   PUT     SOLE      N/A          52,300
DENDREON CORP              COM            24823Q107      810    167,367   SH      SOLE      N/A         167,367
EMISPHERE TECHNOLOGIES INC COM            291345106    2,489    291,811   SH      SOLE      N/A         291,811
FORBES MEDI-TECH INC       COM            344907100       46     22,080   SH      SOLE      N/A          22,080
HUMAN GENOME SCIENCES INC  COM            444903108      527     49,281   SH      SOLE      N/A          49,281
NITROMED INC               COM            654798503      266     55,173   SH      SOLE      N/A          55,173
NPS PHARMACEUTICALS INC    COM            62936P103      356     72,939   SH      SOLE      N/A          72,939
RENOVIS INC                COM            759885106    1,188     77,608   SH      SOLE      N/A          77,608
TELIK INC                  COM            87959M109    7,423    449,870   SH      SOLE      N/A         449,870
ZYMOGENETICS INC           COM            98985T109      554     29,214   SH      SOLE      N/A          29,214

                                       15             25,948


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         15
Form 13F Information Table Value Total:         25,948
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE